Employee Severance Benefits - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General and Administrative Expense
Restructuring Cost And Reserve [Line Items]
Employee severance benefits	$ 100,000	$ 1,500,000	$ 300,000
Selling and Marketing Expense
Restructuring Cost And Reserve [Line Items]
Employee severance benefits	$ 16,000	$ 14,000	$ 0